UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Developed Real Estate Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd

Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 1/31/2017

Date of reporting period: 1/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

ANNUAL REPORT

BlackRock Developed Real Estate Index Fund  |  of BlackRock FundsSM

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	3

Fund Summary as of January 31, 2017

Investment Objective

BlackRock Developed Real Estate Index Fund’s (the “Fund”) investment objective is to seek to track the investment results of an index composed of real estate equities in developed markets.

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Developed Real Estate Index Fund” to “iShares Developed Real Estate Index Fund.” The change is expected to be effective during the second quarter of 2017.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended January 31, 2017, the Fund’s Institutional, Investor A and Class K Shares returned (8.64)%, (8.74)% and (8.71)%, respectively. The benchmark FTSE EPRA/NAREIT Developed Index returned (8.49)% for the same period.

•	Returns for the Fund’s respective share classes differ from the benchmark index based on individual share class expenses.

Describe the market environment.

•

The period started on a downtrend based upon disappointing global macro data that perpetuated fears of a global growth slowdown. Markets abruptly reversed the trend and recovered in March when the People’s Bank of China cut reserve requirement ratios and the European Central Bank (“ECB”) announced more monetary stimulus than anticipated. On top of the looser policy around the globe, in the United States, the Fed lowered the expected number of rate increases for 2016. Oil price stability toward the end of the quarter helped decrease global volatility and fuel the recovery as well.

•

Performance of equity indexes was mixed in the second quarter amid recovering oil prices, uncertainty about a potential Fed rate hike and the United Kingdom’s referendum on European Union (“EU”) membership.

•

In May, developed markets benefited from signs of a strengthening U.S. economy and a continued rebound in oil prices. The most notable event in the second quarter of 2016, however, occurred in late June when investors were shocked by the United Kingdom’s decision to leave the EU. The vote results sparked a sharp two-day selloff, after which developed markets rallied into the end of the month and recovered much of the losses.

•

The second half of 2016 had a strong start to the period as expectations of a near-term Fed rate hike diminished, Japan announced another round of fiscal stimulus, and the earnings season had a strong start.

•	Despite multiple terrorist attacks in France and Germany and a failed coup in Turkey, markets continued to rally in August on the back of a strong earnings season and monetary stimulus from the Bank of England.
•

Positive performance sustained in September as the Fed kept rates unchanged, the Bank of Japan announced additional monetary stimulus, and OPEC decided to limit output. This was all despite inaction from the ECB, the crisis in Syria, and concerns around Wells Fargo and Deutsche Bank. However, weak macro data out of China, a terrorist attack in Thailand, flooding in Louisiana, and a more hawkish tone from Fed officials hindered some performance for the quarter.

•	Developed markets rallied later in the period as global investors embraced the results of the U.S. election and strong macro data, although a stronger U.S. dollar subdued gains for U.S. investors.

•

Global equity market performance was mixed in October as Asia and Europe outperformed the United States (in local currency terms) on improving economic data and supportive commentary from the Bank of England and ECB. Asian stocks continued to perform well in November as global investors absorbed the unexpected results of the U.S. election and the Bank of Japan’s first intervention after introducing target yield curve control in September. Europe lagged in anticipation of the Italian referendum, while energy stocks rallied as OPEC and Russia agreed on a production cut at the end of the month.

•

Global equities rallied as strong global economic data and continued optimism around President Trump’s reflationary policies outweighed the effects of the ECB’s decision to reduce the pace of its asset purchases and diplomatic tensions between the United States and other major powers.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the FTSE EPRA/NAREIT Developed Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark index.

Describe portfolio positioning at period end.

•	The Fund remains positioned to match the risk characteristics of its benchmark index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including investment advisory fees, if any.
[2]

The Fund generally invests at least 90% of its assets, plus the amount of any borrowing for investment purposes, in securities of the Underlying Index and in depositary receipts representing securities of the Underlying Index.

[3]	A global market capitalization weighted index composed of listed real estate securities from developed market countries in North America, Europe, and Asia.
[4]	Commencement of operations.

Performance Summary for the Period Ended January 31, 2017

		Average Annual Total Returns[5]
	6-Month Total Returns	1-Year	Since Inception[6]
Institutional	(8.64)%	9.09%	2.33%
Investor A	(8.74)	8.93	2.16
Class K	(8.71)	9.12	2.36
FTSE EPRA/NAREIT Developed Index	(8.49)	9.31	2.37

[5]	See “About Fund Performance” on page 7 for a detailed description of share classes, including any related fees.

[6]	The Fund commenced operations on August 13, 2015.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical[8]
	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$913.60	$1.39	$1,000.00	$1,023.68	$1.48	0.29%
Investor A	$1,000.00	$912.60	$2.36	$1,000.00	$1,022.67	$2.49	0.49%
Class K	$1,000.00	$912.90	$0.91	$1,000.00	$1,024.18	$0.97	0.19%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

[8]	Hypothetical 5% return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	5

Portfolio Composition as of January 31, 2017

Ten Largest Holdings	Percent of Net Assets
Simon Property Group, Inc.	4%
Public Storage	2
Prologis, Inc.	2
Welltower, Inc.	2
AvalonBay Communities, Inc.	2
Unibail-Rodamco SE	2
Mitsubishi Estate Co. Ltd.	2
Equity Residential	2
Ventas, Inc.	2
Mitsui Fudosan Co. Ltd.	2

Geographic Allocation	Percent of Net Assets
United States	55%
Japan	11
Hong Kong	7
Australia	6
United Kingdom	4
France	3
Germany	3
Canada	3
Singapore	2
Other[1]	5
Other Assets Less Liabilities	1

[1]

Other includes a 1% or less investment in each of the following countries: Austria, Belgium, Finland, Ireland, Israel, Italy, Jersey, Luxembourg, the Netherlands, New Zealand, Norway, Spain, Sweden and Switzerland.

6	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

About Fund Performance

•	Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on August 1, 2016 and held through January 31, 2017) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	7

Schedule of Investments January 31, 2017	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.0%
Pandox AB	32,994	$527,702
Real Estate Investment Trusts (REITs) — 78.7%
Acadia Realty Trust	55,317	1,761,293
Activia Properties, Inc.	396	1,937,276
Advance Residence Investment Corp.	827	2,183,768
Aedifica SA	7,800	592,606
AEON REIT Investment Corp.	658	717,149
Affine SA	4,453	70,839
Agree Realty Corp.	17,249	808,978
Alexander’s, Inc.	1,383	584,746
Alexandria Real Estate Equities, Inc.	51,968	5,759,094
Allied Properties Real Estate Investment Trust	56,849	1,481,023
Alstria Office REIT-AG (a)	85,569	1,070,310
American Assets Trust, Inc.	26,222	1,125,710
American Campus Communities, Inc.	87,229	4,241,074
American Homes 4 Rent, Class A	150,841	3,360,737
ANF Immobilier	5,172	114,455
Apartment Investment & Management Co., Class A	102,971	4,537,932
Apple Hospitality REIT, Inc.	144,175	2,886,383
Aritis REIT	97,895	920,834
Ascendas Real Estate Investment Trust	1,534,671	2,679,624
Ashford Hospitality Trust, Inc.	84,704	643,750
Assura PLC	1,198,590	782,602
AvalonBay Communities, Inc.	89,988	15,595,820
Axiare Patrimonio SOCIMI SA	38,679	563,679
Befimmo SA	12,768	700,215
Beni Stabili SpA SIIQ (a)	684,011	384,701
Big Yellow Group PLC	98,404	850,417
Boardwalk REIT	24,435	886,138
Boston Properties, Inc.	100,874	13,204,407
Brandywine Realty Trust	122,414	1,970,865
British Land Co. PLC	669,867	4,923,645
Brixmor Property Group, Inc.	200,103	4,828,485
BWP Trust	320,571	710,159
Camden Property Trust	57,523	4,807,197
Canadian Apartment Properties REIT	85,490	2,083,952
Canadian REIT	48,756	1,772,639
Capital & Regional PLC	381,499	263,959
CapitaLand Commercial Trust Ltd.	1,263,200	1,368,517
CapitaLand Mall Trust	1,718,900	2,361,952
Care Capital Properties, Inc.	61,171	1,511,535
CBL & Associates Properties, Inc.	112,968	1,225,703
CDL Hospitality Trusts	593,000	594,136
Cedar Realty Trust, Inc.	53,192	319,684
Champion REIT	1,516,000	818,798
Charter Hall Retail REIT	221,234	709,577
Chartwell Retirement Residences	117,391	1,372,155
Chatham Lodging Trust	21,540	433,816
Chesapeake Lodging Trust	44,858	1,148,365
Cofinimmo SA	13,513	1,517,389
Colony Starwood Homes	33,184	1,043,637
Columbia Property Trust, Inc.	86,831	1,931,990
Cominar Real Estate Investment Trust	118,150	1,324,733
Corporate Office Properties Trust	65,106	2,071,673
Cousins Properties, Inc.	233,423	1,984,095
Crombie Real Estate Investment Trust	56,420	584,036
Cromwell Property Group	931,515	688,896
CubeSmart	121,501	3,053,320
Daiwa House REIT Investment Corp.	872	2,195,763
Daiwa Office Investment Corp.	191	1,005,045
DCT Industrial Trust, Inc.	61,802	2,761,931

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
DDR Corp.	209,565	$3,181,197
Derwent London PLC	62,926	1,957,560
Dexus Property Group	630,637	4,296,062
DiamondRock Hospitality Co.	142,819	1,609,570
Digital Realty Trust, Inc.	104,716	11,270,583
Douglas Emmett, Inc.	94,117	3,561,387
Dream Global Real Estate Investment Trust	82,697	605,650
Dream Office Real Estate Investment Trust	74,135	1,094,435
Duke Realty Corp.	236,619	5,756,940
DuPont Fabros Technology, Inc.	51,735	2,456,378
EastGroup Properties, Inc.	123	8,705
Education Realty Trust, Inc.	49,642	1,996,105
Empire State Realty Trust, Inc., Class A	85,239	1,746,547
Empiric Student Property PLC	351,461	477,509
EPR Properties	42,649	3,154,747
Equity Commonwealth (a)	85,736	2,644,098
Equity Lifestyle Properties, Inc.	51,733	3,825,138
Equity One, Inc.	64,994	2,027,163
Equity Residential	236,915	14,397,325
Essex Property Trust, Inc.	43,115	9,670,694
Eurocommercial Properties NV CVA	28,577	1,061,008
Extra Space Storage, Inc.	77,313	5,570,402
F&C UK Real Estate Investment, Ltd.	127,718	161,472
Federal Realty Investment Trust	47,748	6,705,252
FelCor Lodging Trust, Inc.	111,115	855,585
First Industrial Realty Trust, Inc.	79,028	2,042,874
First Potomac Realty Trust	43,725	447,744
Fonciere Des Regions	24,316	2,026,873
Forest City Realty Trust, Inc., Class A	157,914	3,575,173
Fortune Real Estate Investment Trust	842,000	975,148
Four Corners Property Trust, Inc.	37,904	826,686
Franklin Street Properties Corp.	67,223	857,093
Frontier Real Estate Investment Corp.	289	1,316,015
Fukuoka REIT Corp.	388	622,669
Gaming and Leisure Properties, Inc.	136,512	4,317,875
Gecina SA	26,144	3,371,341
Getty Realty Corp.	21,097	544,092
GGP, Inc.	333,782	8,291,145
GLP J-REIT	1,646	1,892,644
Goodman Group	1,165,534	6,120,580
Government Properties Income Trust	165	3,178
GPT Group	1,190,698	4,228,412
Gramercy Property Trust	94,887	2,499,324
Granite Real Estate Investment Trust	30,072	1,025,626
Great Portland Estates PLC	228,354	1,787,057
Green REIT PLC	500,925	702,973
H&R Real Estate Investment Trust	186,449	3,232,499
Hamborner REIT AG	45,695	441,533
Hammerson PLC	518,751	3,575,404
Hansteen Holdings PLC	488,320	675,737
HCP, Inc.	307,695	9,329,312
Healthcare Realty Trust, Inc.	79,916	2,414,262
Healthcare Trust of America, Inc., Class A	95,553	2,777,726
Hersha Hospitality Trust	32,281	645,297
Hibernia REIT PLC	418,933	550,374
Highwoods Properties, Inc.	67,160	3,452,696
Hospitality Properties Trust	3,942	122,714
Host Hotels & Resorts, Inc.	493,578	8,918,954
Hudson Pacific Properties, Inc.	99,797	3,533,812
Hulic Reit, Inc.	586	1,017,464
ICADE	22,924	1,625,188

Portfolio Abbreviations

CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

8	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Immobiliare Grande Distribuzione SIIQ SpA	238,347	$179,078
Industrial & Infrastructure Fund Investment Corp.	207	966,475
Intervest Offices & Warehouses NV	9,470	237,556
Intu Properties PLC	575,773	1,963,814
Investa Office Fund	362,667	1,237,497
Investors Real Estate Trust	83,064	534,932
Invincible Investment Corp.	1,826	863,705
Irish Residential Properties REIT PLC	210,712	263,858
Japan Excellent, Inc.	750	937,284
Japan Hotel REIT Investment Corp.	2,506	1,756,628
Japan Logistics Fund, Inc.	544	1,147,913
Japan Prime Realty Investment Corp.	516	2,070,712
Japan Real Estate Investment Corp.	801	4,551,609
Japan Rental Housing Investments, Inc.	934	683,346
Japan Retail Fund Investment Corp.	1,678	3,587,701
Kenedix Office Investment Corp.	243	1,434,191
Kenedix Retail REIT Corp.	272	655,515
Keppel REIT	1,222,300	875,952
Killam Apartment Real Estate Investment Trust	42,568	397,138
Kilroy Realty Corp.	60,838	4,553,724
Kimco Realty Corp.	283,212	7,049,147
Kite Realty Group Trust	52,181	1,253,388
Kiwi Property Group Ltd.	806,466	854,889
Klepierre	135,204	5,134,146
Land Securities Group PLC	514,503	6,448,040
Lar Espana Real Estate Socimi SA	52,183	396,349
LaSalle Hotel Properties	77,780	2,346,623
Leasinvest Real Estate SCA	1,273	141,268
Lexington Realty Trust	165,230	1,771,266
Liberty Property Trust	98,175	3,768,938
Life Storage, Inc.	31,700	2,581,965
Link REIT	1,473,000	10,065,862
LondonMetric Property PLC	370,358	688,057
LTC Properties, Inc.	28,771	1,342,743
Macerich Co.	95,553	6,563,536
Mack-Cali Realty Corp.	58,235	1,631,745
Mapletree Commercial Trust	1,220,610	1,327,988
Mapletree Industrial Trust	806,600	941,467
Mapletree Logistics Trust	954,000	711,899
Medical Properties Trust, Inc.	218,634	2,787,583
MedicX Fund Ltd.	293,940	327,252
Mercialys SA	26,371	516,116
Merlin Properties Socimi SA	213,021	2,386,079
Mid-America Apartment Communities, Inc.	74,296	7,054,405
Milestone Apartments Real Estate Investment Trust	47,832	771,929
Mirvac Group	2,338,507	3,602,184
Monmouth Real Estate Investment Corp.	49,148	717,561
Monogram Residential Trust, Inc.	122,343	1,244,228
Mori Hills REIT Investment Corp.	908	1,235,041
Mori Trust Sogo REIT, Inc.	624	1,001,487
National Health Investors, Inc.	25,716	1,902,727
National Retail Properties, Inc.	97,012	4,229,723
New Senior Investment Group, Inc.	68,817	688,858
NewRiver REIT PLC	144,967	572,637
Nippon Accommodations Fund, Inc.	296	1,304,312
Nippon Building Fund, Inc.	826	4,743,674
Nippon Prologis REIT, Inc.	994	2,077,096
Nomura Real Estate Master Fund, Inc.	2,597	4,046,295
Northview Apartment Real Estate Investment Trust	30,389	484,589
NSI NV	87,644	356,035
Omega Healthcare Investors, Inc.	116,101	3,723,359
Orix JREIT, Inc.	1,590	2,600,950
Paramount Group, Inc.	104,356	1,741,702
Parkway, Inc. (a)	30,422	647,684
Pebblebrook Hotel Trust	51,613	1,543,745
Pennsylvania Real Estate Investment Trust	41,683	746,543
Physicians Realty Trust	95,283	1,767,500

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Picton Property Income Ltd.	334,584	$336,725
Piedmont Office Realty Trust, Inc., Class A	100,822	2,189,854
Premier Investment Corp.	800	931,850
Primary Health Properties PLC	381,646	508,917
Prologis, Inc.	344,489	16,828,288
PS Business Parks, Inc.	13,234	1,482,737
Public Storage	95,267	20,482,405
Pure Industrial Real Estate Trust	173,435	758,382
QTS Realty Trust, Inc., Class A	32,326	1,628,907
Quality Care Properties, Inc. (a)	71,064	1,311,841
Ramco-Gershenson Properties Trust	53,786	874,560
Realty Income Corp.	169,243	10,091,960
Redefine International PLC	775,925	380,684
Regency Centers Corp.	68,762	4,794,774
Regional REIT Ltd. (b)	121,092	159,569
Retail Opportunity Investments Corp.	68,456	1,451,267
Retail Properties of America, Inc., Class A	161,340	2,415,260
Rexford Industrial Realty, Inc.	41,421	940,671
RioCan Real Estate Investment Trust	215,775	4,313,013
RLJ Lodging Trust	87,541	2,031,827
Ryman Hospitality Properties, Inc.	33,906	2,074,369
Sabra Health Care REIT, Inc.	49,741	1,263,421
Safestore Holdings PLC	150,612	701,228
Saul Centers, Inc.	9,696	615,599
Scentre Group	3,342,847	11,154,783
Schroder Real Estate Investment Trust Ltd.	325,100	232,094
Segro PLC	541,860	3,147,661
Sekisui House REIT, Inc.	509	685,361
Sekisui House SI Residential Investment Corp.	726	813,871
Select Income REIT	45,988	1,150,160
Senior Housing Properties Trust	45,872	873,862
Seritage Growth Properties, Class A	106	4,325
Shaftesbury PLC	150,974	1,667,088
Shopping Centres Australasia Property Group	484,126	796,718
Silver Bay Realty Trust Corp.	23,533	396,531
Simon Property Group, Inc.	206,502	37,948,873
SL Green Realty Corp.	66,535	7,250,319
Smart Real Estate Investment Trust	74,314	1,828,653
Spirit Realty Capital, Inc.	309,235	3,253,152
STAG Industrial, Inc.	50,430	1,166,950
Standard Life Investment Property Income Trust Ltd.	268,542	292,219
Stockland	1,564,415	5,162,442
STORE Capital Corp.	104,639	2,475,759
Summit Hotel Properties, Inc.	52,660	833,608
Sun Communities, Inc.	43,648	3,437,716
Sunstone Hotel Investors, Inc.	149,763	2,204,511
Suntec Real Estate Investment Trust	1,594,200	1,959,283
Tanger Factory Outlet Centers, Inc.	65,676	2,245,462
Target Healthcare REIT Ltd.	204,012	285,708
Taubman Centers, Inc.	40,880	2,895,939
Terreno Realty Corp.	31,300	851,047
Tier REIT, Inc.	31,823	579,497
Tokyu REIT, Inc.	568	706,589
Tritax Big Box REIT PLC	762,061	1,326,802
UDR, Inc.	178,070	6,223,546
Unibail-Rodamco SE	64,402	14,841,547
United Urban Investment Corp.	1,810	2,886,963
Urban Edge Properties	56,377	1,576,865
Urstadt Biddle Properties, Inc., Class A	1,782	40,006
Vastned Retail NV	12,066	445,007
Ventas, Inc.	232,866	14,360,846
VEREIT, Inc.	632,271	5,393,272
Vicinity Centres	2,171,849	4,712,583
Vornado Realty Trust	111,352	11,837,831
Warehouses De Pauw CVA	10,269	932,724
Washington Prime Group, Inc.	133,363	1,286,953
Washington Real Estate Investment Trust	48,925	1,538,691

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	9

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	77,608	$2,765,173
Welltower, Inc.	238,553	15,816,064
Wereldhave Belgium NV	1,540	167,490
Wereldhave NV	26,385	1,156,576
Westfield Corp.	1,263,951	8,425,958
Workspace Group PLC	77,018	731,509
WP Carey, Inc.	59,291	3,672,485
Xenia Hotels & Resorts, Inc.	69,958	1,283,729

		718,742,360
Real Estate Management & Development — 18.4%
ADLER Real Estate AG (a)	16,349	239,395
ADO Properties SA (b)	18,303	653,371
Aeon Mall Co. Ltd.	80,100	1,160,893
Allreal Holding AG (a)	6,141	932,701
Azrieli Group Ltd.	27,489	1,254,735
BUWOG AG (a)	57,480	1,371,614
CA Immobilien Anlagen AG (a)	45,664	899,622
Capital & Counties Properties PLC	487,028	1,670,860
CapitaLand Ltd.	1,647,600	3,845,076
CareTrust REIT, Inc.	52,349	793,611
Castellum AB	175,167	2,413,044
Cheung Kong Property Holdings Ltd.	1,842,500	12,110,529
City Developments Ltd.	389,000	2,553,390
Citycon OYJ	247,016	613,879
Conwert Immobilien Invest SE (a)	18,015	315,572
D Carnegie & Co. AB (a)	32,485	408,473
Daejan Holdings PLC	3,106	247,335
Deutsche Euroshop AG	31,255	1,299,226
Deutsche Wohnen AG, Bearer Shares	220,278	7,184,910
DIC Asset AG	30,692	303,644
Dios Fastigheter AB (a)	30,986	154,291
Dios Fastigheter AB (a)	20,424	101,570
Entra ASA (b)	59,301	639,595
F&C Commercial Property Trust Ltd.	320,563	548,445
Fabege AB	88,466	1,506,407
Fastighets AB Balder, B Shares (a)	59,123	1,210,117
First Capital Realty, Inc.	63,450	1,009,349
Grainger PLC	264,321	792,717
Grand City Properties SA	65,281	1,192,119
Hang Lung Properties Ltd.	1,317,000	3,241,234
Helical PLC	74,873	277,155
Hemfosa Fastigheter AB	57,636	533,231
Henderson Land Development Co. Ltd.	736,400	4,064,881
Hispania Activos Inmobiliarios SOCIMI SA	61,843	764,243
Hongkong Land Holdings Ltd.	761,800	5,144,993
Hufvudstaden AB, A Shares	69,519	1,107,684
Hulic Co. Ltd.	238,100	2,321,696
Hysan Development Co. Ltd.	414,000	1,886,783

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Inmobiliaria Colonial SA	155,310	$1,141,629
Kennedy Wilson Europe Real Estate PLC	65,494	783,179
Kerry Properties Ltd.	383,000	1,083,828
Klovern AB, B Shares	368,192	387,887
Kungsleden AB	98,272	633,200
LEG Immobilien AG (a)	41,064	3,229,898
Mitsubishi Estate Co. Ltd.	773,000	14,713,225
Mitsui Fudosan Co. Ltd.	620,000	14,314,057
Mobimo Holding AG (a)	3,901	1,021,029
New World Development Co. Ltd.	3,407,000	3,930,977
Nomura Real Estate Holdings, Inc.	81,100	1,394,943
Norwegian Property ASA	107,435	128,952
NTT Urban Development Corp.	70,600	621,020
PSP Swiss Property AG, Registered Shares	26,332	2,369,355
Sino Land Co. Ltd.	2,008,000	3,317,912
Sponda OYJ	160,741	730,610
Sumitomo Realty & Development Co. Ltd.	284,000	7,682,665
Sun Hung Kai Properties Ltd.	920,500	12,667,050
Swire Properties Ltd.	781,800	2,199,805
Swiss Prime Site AG, Registered Shares (a)	42,540	3,543,718
TAG Immobilien AG	96,016	1,298,126
Technopolis OYJ	94,306	313,554
TLG Immobilien AG	35,411	672,988
Tokyo Tatemono Co. Ltd.	138,500	1,834,184
UK Commercial Property Trust Ltd.	395,670	418,361
UNITE Group PLC	139,102	1,026,754
UOL Group Ltd.	304,600	1,379,556
Vonovia SE	304,768	9,985,079
Wallenstam AB, B Shares	130,196	1,021,817
WCM Beteiligungs & Grundbesitz AG (a)	52,892	157,673
Wharf Holdings Ltd.	795,000	5,961,136
Wihlborgs Fastigheter AB	41,510	792,367

		167,524,924
Total Long-Term Investments (Cost — $878,388,950) — 97.1%		886,794,986

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.40% (c)(d)	14,418,646	14,418,646
Total Short-Term Securities (Cost — $14,418,646) — 1.6%		14,418,646
Total Investments (Cost — $892,807,596) — 98.7%		901,213,632
Other Assets Less Liabilities — 1.3%		11,725,944

Net Assets — 100.0%		$912,939,576

See Notes to Financial Statements.

10	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Schedule of Investments (continued)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	During the year ended January 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2016	Shares Purchased		Shares Sold	Shares Held at January 31, 2017	Value at January 31, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	14,418,646	[2]	—	14,418,646	$14,418,646	$18,939		$1,115	—
BlackRock Premier Government Institutional Fund	76,937	—		(76,937)[3]	—	—	146		—	—
iShares International Developed Real Estate ETF	—	462,978		(462,978)	—	—	—		43,237	—
SL Liquidity Series, LLC, Money Market Series	—	—		—	—	—	2,238	[4]	—	—
Total						$14,418,646	$21,323		$44,352	—

[1]	Includes net capital gain distributions.

[2]	Represents net shares purchased.

[3]	Represents net shares sold.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
573	Dow Jones U.S. Real Estate	March 2017	$17,436,390	$(105,183)
29	Nikkei 225 Index	March 2017	$2,438,712	(29,837)
22	SPI 200 Index	March 2017	$2,317,103	(55,423)
Total				$(190,443)

Derivative Financial Instruments Outstanding as of Period End

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	—	—	$190,443	—	—	—	$190,443

For the year ended January 31, 2017, the effect of derivative financial instruments in the Statement of Operation was as follows:
Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	$418,987	—	—	—	$418,987
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	$(188,895)	—	—	—	$(188,895)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts – long	$5,666,101

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	11

Schedule of Investments (concluded)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Hotels, Restaurants & Leisure	$527,702	—	—	$527,702
Real Estate Investment Trusts (REITs)	524,659,842	$194,082,518	—	718,742,360
Real Estate Management & Development	6,039,965	161,484,959	—	167,524,924
Short-Term Securities	14,418,646	—	—	14,418,646

Total	$545,646,155	$355,567,477	—	$901,213,632

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(190,443)	—	—	$(190,443)
[1] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the year ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Statement of Assets and Liabilities

January 31, 2017

Assets
Investments at value — unaffiliated (cost — $878,388,950)	$886,794,986
Investments at value — affiliated (cost — $14,418,646)	14,418,646
Cash pledged for futures contracts	776,000
Foreign currency at value (cost — $6,672,579)	6,722,273
Receivables:
Capital shares sold	6,079,929
Dividends — unaffiliated	1,348,889
Variation margin on futures contracts	97,837
Dividends — affiliated	5,213
Investments sold	2,984
Securities lending income — affiliated	961
Prepaid expenses	20,306

Total assets	916,268,024

Liabilities
Payables:
Capital shares redeemed	2,500,000
Investments purchased	608,434
Variation margin on futures contracts	63,199
Investment advisory fees	59,794
Officer’s and Trustees’ fees	3,261
Other accrued expenses	93,760

Total liabilities	3,328,448

Net Assets	$912,939,576

Net Assets Consist of
Paid-in capital	$903,696,488
Undistributed net investment income	335,822
Accumulated net realized gain	611,683
Net unrealized appreciation (depreciation)	8,295,583

Net Assets	$912,939,576

Net Assets Value
Institutional — Based on net assets of $306,533 and 30,737 shares outstanding, unlimited shares authorized, $0.001 par value	$9.97

Investor A — Based on net assets of $1,539,050 and 154,724 shares outstanding, unlimited shares authorized, $0.001 par value	$9.95

Class K — Based on net assets of $911,093,993 and 91,563,955 shares outstanding, unlimited shares authorized, $0.001 par value	$9.95

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	13

Statement of Operations

Year Ended January 31, 2017

Investment Income
Dividends — unaffiliated	$4,050,991
Dividends — affiliated	19,085
Securities lending — affiliated — net	2,238
Foreign taxes withheld	(448,142)

Total Investment Income	3,624,172

Expenses
Investment advisory	152,952
Service and distribution — class specific	1,133
Professional	83,420
Offering	60,346
Custodian	41,040
Registration	32,210
Printing	30,881
Officer and Trustees	15,406
Transfer agent — class specific	713
Miscellaneous	8,929
Recoupment of past waived fees — class specific	201

Total expenses	427,231

Less:
Fees waived by the Manager	(38,874)
Expense reimbursed by the Manager	(143,144)
Transfer agent fees waived and/or reimbursed — class specific	(550)

Total expenses after fees waived and/or reimbursed	244,663

Net investment income	3,379,509

Realized and Unrealized Gain (Loss)
Net realized gain from:
Investments — unaffiliated	616,203
Investments — affiliated	43,237
Futures contracts	418,987
Foreign currency transactions	226,081
Capital gain distributions from investment companies — affiliated	1,115

1,305,623

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,705,685
Futures contracts	(188,895)
Foreign currency translations	80,354

8,597,144

Net realized and unrealized gain	9,902,767

Net Increase in Net Assets Resulting from Operations	$13,282,276

See Notes to Financial Statements.

14	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Year Ended January 31, 2017	Period August 13, 2015[1] to January 31, 2016

Operations
Net investment income	$3,379,509	$54,060
Net realized gain (loss)	1,305,623	(16,202)
Net change in unrealized appreciation (depreciation)	8,597,144	(301,561)

Net increase (decrease) in net assets resulting from operations	13,282,276	(263,703)

Distributions to Shareholders[2]
From net investment income:
Institutional	(3,486)	(6,929)
Investor A	(10,679)	(301)
Class K	(3,281,700)	(67,123)
From net realized gain:
Institutional	(9)	—
Investor A	(185)	—
Class K	(197,111)	—

Decrease in net assets resulting from distributions to shareholders	(3,493,170)	(74,353)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	898,156,605	5,331,921

Net Assets
Total increase in net assets	907,945,711	4,993,865
Beginning of year	4,993,865	—

End of year	$912,939,576	$4,993,865

Undistributed (distributions in excess of) net investment income, end of year	$335,822	$(14,509)

[1] Commencement of operations.
[2] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	15

Financial Highlights

	Institutional
	Year Ended January 31, 2017		Period August 13, 2015[1] to January 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.35		$10.00

Net investment income[2]	0.29		0.12
Net realized and unrealized gain (loss)	0.56		(0.64)

Net increase (decrease) from investment operations	0.85		(0.52)

Distributions:[3]
From net investment income	(0.23)		(0.13)
From net realized gain	(0.00)[4]		—

Total distributions	(0.23)		(0.13)

Net asset value, end of period	$9.97		$9.35

Total Return[5]
Based on net asset value	9.09%		(5.19)%	[6]

Ratios to Average Net Assets
Total expenses	3.91%	[7]	2.89%	[8,9]

Total expenses after fees waived and/or reimbursed	0.29%	[7]	0.29%	[8]

Net investment income	2.94%	[7]	2.66%	[8]

Supplemental Data
Net assets, end of period (000)	$307		$326

Portfolio turnover rate	11%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02% for the year ended January 31, 2017.

[8]	Annualized.

[9]	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.85%.

See Notes to Financial Statements.

16	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Financial Highlights (concluded)

	Investor A				Class K
	Year Ended January 31, 2017		Period August 13, 2015[1] to January 31, 2016		Year Ended January 31, 2017		Period August 13, 2015[1] to January 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.35		$10.00		$9.35		$10.00

Net investment income[2]	0.23		0.09		0.26		0.10
Net realized and unrealized gain (loss)	0.61		(0.61)		0.60		(0.61)

Net increase (decrease) from investment operations	0.84		(0.52)		0.86		(0.51)

Distributions:[3]
From net investment income	(0.24)		(0.13)		(0.26)		(0.14)
From net realized gain	(0.00)[4]		—		(0.00)[4]		—

Total distributions	(0.24)		(0.13)		(0.26)		(0.14)

Net asset value, end of period	$9.95		$9.35		$9.95		$9.35

Total Return[5]
Based on net asset value	8.93%		(5.26)%	[6]	9.12%		(5.17)%	[6]

Ratios to Average Net Assets
Total expenses	2.27%	[7]	3.65%	[8,9]	0.32%	[7]	3.21%	[8,9]

Total expenses after fees waived and/or reimbursed	0.49%	[7]	0.49%	[8]	0.19%	[7]	0.24%	[8]

Net investment income	2.24%	[7]	2.00%	[8]	2.65%	[7]	2.27%	[8]

Supplemental Data
Net assets, end of period (000)	$1,539		$28		$911,094		$4,640

Portfolio turnover rate	11%		8%		11%		8%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.02% for the year ended January 31, 2017.

[8]	Annualized.

[9]

Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 5.79% for Investor A Shares and 5.40% for Class K Shares.

See Notes to Financial Statements.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	17

Notes to Financial Statements

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Developed Real Estate Index Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified under the 1940 Act.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are also sold without a sales charge and are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Name	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Fund were expensed by the Fund and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “restricted cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Fund’s presentation in the Statement of Cash Flows.

18	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

Through May 31, 2016, the Fund had an arrangement with its custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned may have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Fund no longer earns credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trust’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Fund’s net assets. Each business day, the Fund uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	19

Notes to Financial Statements (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately-held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the Fund did not have any outstanding securities out on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

20	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: The Fund invests in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.12% of the average daily value of the Fund’s net assets.

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Institutional	Investor A	Class K
Service Fee	—	0.25%	—

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended January 31, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Institutional	Investor A	Class K	Total
—	$1,133	—	$1,133

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended January 31, 2017, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$425	$279	$9	$713

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	21

Notes to Financial Statements (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions transactions based upon instructions from shareholders. For the year ended January 31, 2017, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Class K	Total
$10	$18	$4	$32

Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitation as a percentage of average daily net assets is as follows:

Institutional	0.29%
Investor A	0.49%
Class K	0.24%

The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to June 1, 2017, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended January 31, 2017, the Manager waived and/or reimbursed $178,421, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as transfer agent fees waived and/or reimbursed, respectively, in the Statement of Operations. Class specific expense waivers and/or reimbursements are as follows:

	Institutional	Investor A	Class K	Total
Amount waived and/or reimbursed	$328	$216	$6	$550

With respect to the Fund, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived by the Manager in the Statement of Operations. For the year ended January 31, 2017, the amounts waived were $3,482.

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. This voluntary waiver may be reduced or discontinued at any time without notice. The Fund waived $115 in investment advisory fees pursuant to these arrangements.

With respect to the contractual expense caps, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year; and

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

For the year ended January 31, 2017, the Manager recouped $201 on Class K waivers and/or reimbursements previously recorded by the Fund.

On January 31, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring January 31,
	2018	2019
Fund Level	$117,883	$202,900
Institutional	$47	$328
Investor A	$34	$216
Class K	—	$7

22	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Notes to Financial Statements (continued)

Securities Lending: The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Fund is shown as securities lending — affiliated — net in the Statement of Operations. For the year ended January 31, 2017, the Fund paid BIM $560 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

The Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. The Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the Fund’s investment restrictions). If the Fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended January 31, 2017, the Fund did not participate in the Interfund Lending Program.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

7. Purchases and Sales:

For the year ended January 31, 2017, purchases and sales of investment and excluding short-term, were $888,279,153 and $14,776,076, respectively.

8. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for the period ended January 31, 2016 and for the year ended January 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions, the sale of stock of passive foreign investment companies, the character of proceeds from redeemed shares, and non-deductible expenses were reclassified to the following accounts:

Paid-in capital	$210,493
Undistributed net investment income	$266,687
Accumulated net realized gain	$(477,180)

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	23

Notes to Financial Statements (continued)

The tax character of distributions was as follows:

	1/31/17	1/31/16
Ordinary income	$3,295,865	$74,353
Long-term capital gains[1]	445,868	—

Total	$3,741,733	$74,353

[1]	Distribution amounts may include a portion of the proceeds from redeemed shares.

As of period end, the tax components of accumulated net earnings (losses) were as follows:

Undistributed ordinary income	$4,337,225
Undistributed long-term capital gains	430,897
Net unrealized gains[1]	4,474,966

Total	$9,243,088

[1]

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sale, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the timing and recognition of partnership income.

As of period end, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$896,733,397

Gross unrealized appreciation	$18,676,640
Gross unrealized depreciation	(14,196,405)

Net unrealized appreciation	$4,480,235

9. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended January 31, 2017, the Fund did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

24	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Notes to Financial Statements (concluded)

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: As of period end, the Fund invested a significant portion of its assets in securities in the real estate investment trusts (REITs) sector. Changes in economic conditions affecting such sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended January 31, 2017		Period August 13, 2015[1] to January 31, 2016
	Shares	Amount	Shares	Amount
Institutional
Shares sold	38,290	$381,116	67,392	$647,376
Shares issued to shareholders in reinvestment of distributions	296	3,028	705	6,661
Shares redeemed	(42,657)	(450,668)	(33,289)	(312,165)

Net increase (decrease)	(4,071)	$(66,524)	34,808	$341,872

Investor A
Shares sold	159,675	$1,633,212	3,594	$35,400
Shares issued to shareholders in reinvestment of distributions	1,020	10,385	5	49
Shares redeemed	(9,000)	(91,015)	(570)	(5,400)

Net increase	151,695	$1,552,582	3,029	$30,049

Class K
Shares sold	91,100,576	$897,077,509	496,000	$4,960,000
Shares issued to shareholders in reinvestment of distributions	345,629	3,350,870	—	—
Shares redeemed	(378,250)	(3,757,832)	—	—

Net increase	91,067,955	$896,670,547	496,000	$4,960,000

Total Net Increase	91,215,579	$898,156,605	533,837	$5,331,921

[1]	Commencement of operations.

At January 31, 2017, the following shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund:

Institutional	2,000
Investor A	2,000
Class K	496,000

12. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On February 24, 2017, the Board of Trustees of BlackRock Funds approved a name change from “BlackRock Developed Real Estate Index Fund” to “iShares Developed Real Estate Index Fund.” The change is expected to be effective during the second quarter of 2017.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	25

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and the Shareholders of BlackRock Developed Real Estate Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BlackRock Developed Real Estate Index Fund (a series of BlackRock Funds, hereafter referred to as the “Fund”), at January 31, 2017, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

March 24, 2017

Important Tax Information (Unaudited)

During the fiscal year ended January 31, 2017, the following information is provided with respect to the ordinary income distributions paid by the Fund:

	Payable Dates
Qualified Dividend Income for Individuals[1]	04/13/2016	0.86%
	07/21/2016	0.86%
	10/13/2016	0.86%
	12/15/2016	0.86%
	01/03/2017	0.86%

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

Additionally, the Fund distributed long-term capital gains of $0.002438 per share to shareholders of record on December 14, 2016.

26	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	26 RICs consisting of 146 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016; Trustee, Financial Accounting Foundation since 2017.	26 RICs consisting of 146 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	26 RICs consisting of 146 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	26 RICs consisting of 146 Portfolios	None
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	26 RICs consisting of 146 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	26 RICs consisting of 146 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	26 RICs consisting of 146 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate from 2001 to 2015; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director, SEI Private Trust Co. from 2001 to 2014.	26 RICs consisting of 146 Portfolios	None
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	26 RICs consisting of 146 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	26 RICs consisting of 146 Portfolios	None

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	27

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	26 RICs consisting of 146 Portfolios	None
Interested Trustees[4]
Barbara G. Novick 1960	Trustee	Since 2015	Vice Chairman of BlackRock, Inc. since 2006; Chair of BlackRock's Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock, Inc. from 1988 to 2008.	100 RICs consisting of 220 Portfolios	None
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 318 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

[4]    Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

28	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Thomas Callahan 1968	Vice President	Since 2016	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2016, David O. Beim and Dr. Matina S. Horner resigned as Trustees of the Trust.

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent BNY Mellon Investment Servicing (US), Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	29

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Change in Independent Registered Public Accounting Firms

On February 24, 2017, BlackRock Developed Real Estate Index Fund, a series of BlackRock FundsSM, dismissed PricewaterhouseCoopers LLP (“PwC”) as the Fund’s independent registered public accounting firm effective upon the issuance of their report on the Fund’s financial statements as of and for the year ended January 31, 2017. The Audit Committee of the Fund’s Board of Trustees participated in, and approved, the decision to change the independent registered public accounting firm. PwC’s reports on the Fund’s financial statements for the fiscal periods ended January 31, 2017 and January 31, 2016 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund’s fiscal periods ended January 31, 2017 and January 31, 2016 and the subsequent interim period through February 24, 2017, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such periods, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

The Audit Committee of the Fund’s Board of Trustees approved the engagement of Deloitte & Touche LLP (“D&T”) as the Fund’s independent registered public accounting firm for the fiscal year ending January 31, 2018. The selection of D&T does not reflect any disagreements with or dissatisfaction by the Fund or the Board of Trustees with the performance of the Fund’s prior independent registered public accounting firm, PwC. During the Fund’s fiscal periods ended January 31, 2017 and January 31, 2016 and the subsequent interim period through February 24, 2017, neither the Fund, nor anyone on its behalf, consulted with D&T on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	JANUARY 31, 2017	31

The report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DREI-1/17-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche (“D&T) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Developed Real Estate Index Fund	$26,000	$24,750	$0	$0	$14,127	$14,127	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Developed Real Estate Index Fund	$14,127	$14,127

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

3

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: April 5, 2017

5